Significant Accounting Policies (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Apr. 04, 2023	Jan. 09, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
FDIC excess cash balance			$ 1,082,100		$ 1,984,300	$ 8,922,800
Advertising expense			433,500	$ 222,800	628,700	399,700
Accumulated amortization			51,500
Estimated fair value			0
Valuation allowance			$ 1,302,600		5,116,000
Obligation percentage			50.00%
Allowance for doubtful accounts			$ 33,600		$ 15,600	$ 15,600
Incremental borrowing rate					5.00%
Goodwill Imapirment charges			$ 0		$ 4,280,100
Foreign currency forward contract [Member]
Notional amount	$ 1,097,300	$ 1,082,500
Period of contract	90 days	90 days
Maximum [Member] | Intangible Assets
Estimated useful lives					10 years
Minimum [Member] | Intangible Assets
Estimated useful lives					3 years